SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (REGISTRANT BALANCE SHEETS) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Total assets	$ 187,044	$ 178,703
Current liabilities:
Accounts payable-intercompany	27,452	22,480
Total current liabilities	88,264	87,168
Total liabilities	96,052	95,962
Stockholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 39,363 and 39,009 shares issued at December 31, 2017 and December 31, 2016, respectively; 35,506 and 35,225 shares outstanding at December 31, 2017 and December 31, 2016, respectively	122	122
Additional paid-in capital	1,263,006	1,262,005
Treasury stock, at cost: 3,857 and 3,784 shares at December 31, 2017 and December 31, 2016, respectively	(8,374)	(8,234)
Accumulated deficit	(1,226,173)	(1,233,154)
Accumulated other comprehensive income	62,411	62,002
Total stockholders' equity	90,992	82,741
Total liabilities and stockholders' equity	187,044	178,703
UTSTARCOM HOLDINGS CORP
ASSETS
Investment in subsidiaries	101,817	93,973
Total assets	101,817	93,973
Current liabilities:
Accounts payable-intercompany	10,825	11,232
Total current liabilities	10,825	11,232
Total liabilities	10,825	11,232
Stockholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 39,363 and 39,009 shares issued at December 31, 2017 and December 31, 2016, respectively; 35,506 and 35,225 shares outstanding at December 31, 2017 and December 31, 2016, respectively	122	122
Additional paid-in capital	1,263,007	1,262,005
Treasury stock, at cost: 3,857 and 3,784 shares at December 31, 2017 and December 31, 2016, respectively	(8,374)	(8,234)
Accumulated deficit	(1,226,174)	(1,233,154)
Accumulated other comprehensive income	62,411	62,002
Total stockholders' equity	90,992	82,741
Total liabilities and stockholders' equity	$ 101,817	$ 93,973